RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance at beginning of the year	$ 808	$ 1,524
Changes in estimates	0	(737)
Unwinding of discount related to continuing operations	36	99
Effect of movements in exchange rates	(14)	(78)
Balance at end of the year	$ 830	$ 808